Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of assets and revenues major geographic regions
	Year ended December 31,
Geographic regions	2018		2019		2020
	Amount	%	Amount	%	Amount	%
PRC	146,235	84%	49,346	64%	66,160	62%
India	—	0%	4,988	7%	8,570	8%
Russia	10,869	6%	3,673	5%	5,671	5%
Other countries	236	0%	7,430	10%	2,254	2%
Asia & Pacific	157,340	90%	65,437	86%	82,655	77%
United Kingdom	595	0%	668	1%	11,544	11%
Netherlands	1,621	1%	1,384	2%	5,326	5%
Other countries	14,352	9%	8,627	11%	7,444	7%
Europe	16,568	10%	10,679	14%	24,314	23%
Other	327	0%	318	0%	549	0%
Total	174,235	100%	76,434	100%	107,518	100%